Nature of cost and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Nature of cost and expense [Line Items]
Direct cost	$ 1,188,930,623	$ 1,014,092,586	$ 757,097,886
Personnel expense	348,721,273	315,031,683	263,947,648
Transportation and distribution	379,499,418	328,884,421	247,520,979
Advertising and promotion	141,408,476	145,313,306	105,887,909
Depreciation and amortization	126,497,493	124,116,739	109,813,976
Materials and maintenance	75,247,644	65,544,522	53,584,604
Energy	56,131,568	36,943,054	28,062,380
Leases	23,280,218	17,572,118	15,049,043
Other expenses	145,571,745	128,141,441	109,334,280
Total	$ 2,485,288,458	$ 2,175,639,870	$ 1,690,298,705